Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 16,752	$ 13,547
Less: accumulated depreciation	(6,611)	(4,939)
Property plant and equipment net	10,141	8,608
Office Equipment and Computers
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,203	1,065
Fixtures and Fittings
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,749	4,094
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	9,969	7,994
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 831	$ 394